Income Tax Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of Major Components of Income Tax Income (Expense)

	2023	2022	2021
	S$’000	S$’000	S$’000
Income tax:
Current year	25,039	37,275	24,862
(Over) Under provision of prior years	(484)	645	(34)

	24,555	37,920	24,828
Deferred tax:
Current year (Note 20)	(32)	(1,644)	1,514
Under (Over) provision of prior years (Note 20)	307	(1,034)	(598)

	275	(2,678)	916
Foreign withholding tax	1,474	1,807	2,493

	26,304	37,049	28,237

Summary of Reconciliation of Income Tax Expense (Income)
The income tax expense varied from the amount of income tax expense determined by applying the Singapore income tax rate of
17
% (2022:
17
%, 2021:
17
%) to profit before income tax as a result of the following differences:

	2023	2022	2021
	S$’000	S$’000	S$’000
Profit before income tax	146,454	141,987	132,079

Tax at the Singapore income tax rate	24,897	24,138	22,453
Tax effect of expenses that are not deductible in determining taxable profit	6,470	11,110	6,504
Overprovision in prior years	(177)	(389)	(632)
Tax exempt income (Note A)	(8,009)	(7,298)	(6,454)
Effect of different tax rates of subsidiaries operating in other jurisdictions	165	(710)	15
Deferred tax asset not recognized	1,448	2,001	2,440
Utilization of tax losses previously not recognized as deferred tax assets	(327)	—	—
Recognition (Utilization) of deferred tax on foreseeable dividends	358	(910)	1,399
Foreign withholding tax	1,474	1,807	2,493
Others (Note B)	5	7,300	19

Tax expense for the year	26,304	37,049	28,237

Note A:	Tax exempt income represents income of subsidiary located in Philippines that benefit from tax holiday. Refer to below for additional information on the subsidiary tax holidays.

Note B:
In 2022, this mainly consists of the effect of a

one-off

“prosperity tax” enacted by the local government for the Malaysia operations and additional tax incurred by the Philippines operations due to its non-compliance

of the work-from-home requirement for the period from April to October 2022.

Summary of Unutilized Tax Losses Carryforward Available For Offsetting Against Future Taxable Income
The Group entities have unutilized tax losses carry forward available for offsetting against future taxable income as follows:

	2023	2022	2021
	S$’000	S$’000	S$’000
Tax losses carried forward	21,035	22,538	20,527

Deferred tax asset on above unrecorded	8,252	6,804	4,803

Summary of Increase In Income Tax Expenses And Resulting Basic And Diluted Per Share
Had the Group not enjoyed income tax holidays for the years ended December 31,
2021
, 2022 and 2023, the increase in income tax expenses and resulting basic and diluted earnings per share amounts would have been as follows:

	2023	2022	2021
	S$’000	S$’000	S$’000
Increase in income tax expenses	7,362	3,237	2,102

	2023	2022	2021
	S$	S$	S$
Basic and diluted earnings per share	0.78	0.70	0.79